Schedule of Future Payments of Finance Secured Bank Loan (Details) - AUD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total equipment finance secured loan outstanding	$ 3,344,644	$ 3,878,833	$ 3,878,833
Total payments outstanding	3,914,292	4,648,222
Less: accrued interest	(569,648)	(769,389)
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total equipment finance secured loan outstanding	733,930	489,287
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total equipment finance secured loan outstanding	978,573	978,573
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total equipment finance secured loan outstanding	978,573	978,573
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total equipment finance secured loan outstanding	244,643	978,573
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total equipment finance secured loan outstanding		978,573
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total equipment finance secured loan outstanding		$ 244,643
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total equipment finance secured loan outstanding	$ 978,573